Description of the Plan - Additional Information (Details) - EBP 002	12 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) Age
EBP, Description of Plan [Line Items]
Employee benefit plan, description		true
Participant pre-tax basis of eligible compensation amount		$ 23,500
Participant pre-tax basis maximum of eligible compensation		50.00%
Deferral rate of eligible compensation		25.00%
Vesting percentage		100.00%
Participant contribution minimum age for catch-up contributions | Age		50
Participant contribution pre-tax annual catch-up compensation amount		$ 7,500
Participant contribution minimum age for super catch-up contributions | Age		60
Participant contribution maximum age for super catch-up contributions | Age		63
After-tax contributions and catch-up contributions maximum percentage of eligible compensation		75.00%
Employee benefit plan employer contribution percentage		100.00%
Employee benefit plan employer contribution participant compensation percentage		6.00%
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, set up fee		50
Forecast
EBP, Description of Plan [Line Items]
Deferral rate of eligible compensation	150.00%
Participant contribution pre-tax annual catch-up compensation amount	$ 10,000
Principal Residence Loan
EBP, Description of Plan [Line Items]
Note receivable from participant, account, minimum borrowing, amount		1,000
General Purpose Loan
EBP, Description of Plan [Line Items]
Note receivable from participant, account, minimum borrowing, amount		$ 500
T. Rowe Price Retirement Fund
EBP, Description of Plan [Line Items]
Participant pre-tax basis maximum of eligible compensation		6.00%